Investments - Debt Securities and Investments Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Held-to-maturity, Cost or Amortized cost, current	$ 2,960,155	$ 1,731,154
Held-to-maturity, Cost or Amortized cost, noncurrent	39,385	49,726
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Available-for-sale, Fair value, current	3,245,212	792,908
Available-for-sale, Fair value, noncurrent	2,076,450	3,405,098
Available For Sale And Held To Maturity Securities Fair Value To Amortized Cost [Abstract]
Cost or Amortized cost	8,331,168	5,980,573
Gross unrecognized gains	236	641
Gross unrecognized losses	(531)	(216)
Gross unrealized gains	8,513	15,887
Gross unrealized losses	(18,479)	(17,574)
Fair value	8,320,907	5,979,311
Time Deposits [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Held-to-maturity, Cost or Amortized cost, current	2,943,881	1,715,693
Held-to-maturity, Fair value, current	2,943,881	1,715,693
Sovereign Debt Securities [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Held-to-maturity, Cost or Amortized cost, current	16,274	15,461
Held-to-maturity, Cost or Amortized cost, noncurrent		49,726
Held-to-maturity, Gross unrecognized gains, current		9
Held-to-maturity, Gross unrecognized gains, noncurrent		632
Held-to-maturity, Gross unrecognized losses, current	(34)	(23)
Held-to-maturity, Gross unrecognized losses, noncurrent		(193)
Held-to-maturity, Fair value, current	16,240	15,447
Held-to-maturity, Fair value, noncurrent		50,165
Sovereign and Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Held-to-maturity, Cost or Amortized cost, noncurrent	39,385
Held-to-maturity, Gross unrecognized gains, noncurrent	236
Held-to-maturity, Gross unrecognized losses, noncurrent	(497)
Held-to-maturity, Fair value, noncurrent	39,124
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Available-for-sale, Cost or amortized cost, current	3,238,181	792,431
Available-for-sale, Cost or amortized cost, noncurrent	2,093,447	3,407,262
Available-for-sale, Gross unrealized gains, current	7,873	885
Available-for-sale, Gross unrealized gains, noncurrent	640	15,002
Available-for-sale, Gross unrealized losses, current	(842)	(408)
Available-for-sale, Gross unrealized losses, noncurrent	(17,637)	(17,166)
Available-for-sale, Fair value, current	3,245,212	792,908
Available-for-sale, Fair value, noncurrent	$ 2,076,450	$ 3,405,098